Unaudited Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 32.4	$ 19.2
Trade receivables	32.6	22.9
Jack-up drilling rigs held for sale	0.0	4.5
Prepaid expenses	6.7	6.4
Deferred mobilization and contract preparation costs	2.4	5.7
Accrued revenue	17.1	20.3
Tax retentions receivable	5.1	10.5
Due from related parties	30.2	34.9
Other current assets	16.2	16.4
Total current assets	142.7	140.8
Non-current assets
Property, plant and equipment	4.7	5.6
Jack-up rigs	2,783.5	2,824.6
Newbuildings	135.5	135.5
Equity method investments	71.5	62.7
Other non-current assets	4.3	1.9
Total non-current assets	2,999.5	3,030.3
Total assets	3,142.2	3,171.1
Current liabilities
Trade payables	16.7	20.4
Accrued expenses	57.0	51.7
Other current liabilities	23.7	23.9
Total current liabilities	97.4	96.0
Non-current liabilities
Long-term debt	1,910.9	1,906.2
Other liabilities	21.5	19.7
Long-term accrued interest	72.9	41.1
Onerous contracts	71.3	71.3
Total non-current liabilities	2,076.6	2,038.3
Total liabilities	2,174.0	2,134.3
Shareholders’ Equity
Common shares of par value $0.05 per share: authorized 360,000,000 (2020:238,653,846) shares, issued 274,436,351 (2020: 220,318,704) shares and outstanding 273,526,900 (2020: 218,858,990) shares	13.8	11.0
Additional paid in capital	1,979.7	1,947.2
Treasury shares	(15.8)	(26.2)
Accumulated deficit	(1,009.5)	(895.2)
Total equity	968.2	1,036.8
Total liabilities and equity	$ 3,142.2	$ 3,171.1